                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-3632

                             SCUDDER TAX FREE TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       11/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Intermediate Tax/AMT Free Fund

Semiannual Report to Shareholders

November 30, 2004

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. This fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. The fund may focus on investments from a single state or sector of the municipal securities markets, which can increase risk because of the factors affecting the state or region, such as economic or fiscal problems. A portion of the fund's returns may be subject to federal, state and local tax. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary November 30, 2004

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 2.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns and rankings during the 1-year, 3-year, 5-year and 10-year periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

A portion of the fund's distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Returns shown for Class A, B and C shares for the periods prior to their inception on June 11, 2001 are derived from the historical performance of Class S shares of the Scudder Intermediate Tax/AMT Free Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses. Any difference in expenses will affect performance. (After December 31, 2004, Class S shares are generally not available to new investors. See the prospectus for details.)

Average Annual Total Returns (Unadjusted for Sales Charge) as of 11/30/04
Scudder Intermediate Tax/AMT Free Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	2.92%	2.30%	4.28%	5.10%	5.61%
Class B	2.61%	1.51%	3.45%	4.29%	4.78%
Class C	2.62%	1.54%	3.48%	4.30%	4.80%
Lehman Brothers Municipal Bond Index+	4.30%	4.07%	5.68%	6.78%	7.16%
Lehman Brothers 7-Year Municipal Bond Index++	3.49%	2.90%	5.61%	6.30%	6.53%

* Total returns shown for periods less than one year are not annualized.

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 11/30/04	$ 11.38	$ 11.39	$ 11.38
5/31/04	$ 11.26	$ 11.26	$ 11.25
Distribution Information: Six Months: Income Dividends as of 11/30/04	$ .21	$ .16	$ .16
November Income Dividend	$ .0350	$ .0277	$ .0278
SEC 30-day Yield** as of 11/30/04	2.50%	1.78%	1.80%
Tax Equivalent Yield** as of 11/30/04	3.85%	2.74%	2.77%
Current Annualized Distribution Rate** as of 11/30/04	3.74%	2.96%	2.97%

** Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended November 30, 2004, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate. The SEC yields would have been 2.50%, 1.64% and 1.64% for Class A, B and C, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%.

Class A Lipper Rankings — Intermediate Municipal Debt Funds Category as of 11/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	77	of	153	50
3-Year	84	of	126	67

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Intermediate Tax/AMT Free Fund — Class A [] Lehman Brothers Municipal Bond Index+ [] Lehman Brothers 7-Year Municipal Bond Index++

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

Comparative Results (Adjusted for Maximum Sales Charge) as of 11/30/04
Scudder Intermediate Tax/AMT Free Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,949	$11,028	$12,474	$16,785
	Average annual total return	-.51%	3.32%	4.52%	5.32%
Class B	Growth of $10,000	$9,855	$10,872	$12,234	$15,947
	Average annual total return	-1.45%	2.82%	4.12%	4.78%
Class C	Growth of $10,000	$10,154	$11,081	$12,342	$15,976
	Average annual total return	1.54%	3.48%	4.30%	4.80%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,407	$11,802	$13,884	$19,969
	Average annual total return	4.07%	5.68%	6.78%	7.16%
Lehman Brothers 7-Year Municipal Bond Index++	Growth of $10,000	$10,290	$11,780	$13,571	$18,819
	Average annual total return	2.90%	5.61%	6.30%	6.53%

The growth of $10,000 is cumulative.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

++ The Lehman Brothers 7-Year Municipal Bond Index is a total return subset of the Lehman Brothers Municipal Bond Index. It includes maturities of six to eight years.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class AARP and Class S

Class AARP has been created especially for members of AARP. After December 31, 2004 Class S shares will generally not be available to new investors. (For details see the fund's prospectus and statement of additional information.)

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

A portion of the fund's distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Returns shown for Class AARP for periods prior to its inception on October 2, 2000 are derived from historical performance of Class S shares of the Scudder Intermediate Tax/AMT Free Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 11/30/04
Scudder Intermediate Tax/AMT Free Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class S	3.10%	2.59%	4.52%	5.45%	5.93%
Class AARP	3.01%	2.52%	4.52%	5.37%	5.89%
Lehman Brothers Municipal Bond Index+	4.30%	4.07%	5.68%	6.78%	7.16%
Lehman Brothers 7-Year Municipal Bond Index++	3.49%	2.90%	5.61%	6.30%	6.53%

* Total returns shown for periods less than one year are not annualized.

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 11/30/04	$ 11.39	$ 11.39
5/31/04	$ 11.27	$ 11.26
Distribution Information: Six Months: Income Dividends as of 11/30/04	$ .22	$ .22
November Income Dividend	$ .0367	$ .0367
SEC 30-day Yield** as of 11/30/04	2.74%	2.75%
Tax Equivalent Yield** as of 11/30/04	4.22%	4.23%
Current Annualized Distribution Rate** as of 11/30/04	3.92%	3.92%

** Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended November 30, 2004, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate. The SEC yields would have been 2.58% and 2.59% for Class AARP and S respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%.

Class S Lipper Rankings — Intermediate Municipal Debt Funds Category as of 11/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	45	of	153	30
3-Year	72	of	126	57
5-Year	52	of	97	53
10-Year	24	of	71	32

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder Intermediate Tax/AMT Free Fund — Class S [] Lehman Brothers Municipal Bond Index+ [] Lehman Brothers 7-Year Municipal Bond Index++

Yearly periods ended November 30
Comparative Results as of 11/30/04
Scudder Intermediate Tax/AMT Free Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,259	$11,419	$13,039	$17,789
	Average annual total return	2.59%	4.52%	5.45%	5.93%
Class AARP	Growth of $10,000	$10,252	$11,420	$12,992	$17,725
	Average annual total return	2.52%	4.52%	5.37%	5.89%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,407	$11,802	$13,884	$19,969
	Average annual total return	4.07%	5.68%	6.78%	7.16%
Lehman Brothers 7-Year Municipal Bond Index++	Growth of $10,000	$10,290	$11,780	$13,571	$18,819
	Average annual total return	2.90%	5.61%	6.30%	6.53%

The growth of $10,000 is cumulative.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

++ The Lehman Brothers 7-Year Municipal Bond Index is a total return subset of the Lehman Brothers Municipal Bond Index. It includes maturities of six to eight years.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class AARP and S shares of the Fund limited these expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended November 30, 2004.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2004
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 6/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/04	$ 1,029.20	$ 1,026.10	$ 1,026.20	$ 1,030.10	$ 1,031.00
Expenses Paid per $1,000*	$ 4.67	$ 8.38	$ 8.55	$ 3.74	$ 3.72
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 6/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/04	$ 1,020.47	$ 1,016.79	$ 1,016.63	$ 1,021.38	$ 1,021.40
Expenses Paid per $1,000*	$ 4.65	$ 8.35	$ 8.51	$ 3.73	$ 3.71

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S
Scudder Intermediate Tax/AMT Free Fund	.92%	1.65%	1.68%	.74%	.73%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Philip G. Condon and Ashton P. Goodfield serve as co-lead portfolio managers of Scudder Intermediate Tax/AMT Free Fund. Shelly Deitert is also a portfolio manager. In the following interview, Scudder's municipal bond team discusses the fund's performance for the period and the market environment for municipal bonds.

Q:  Will you describe the general market environment during the semiannual period ended November 30, 2004?

A:  Municipal bonds and the broad bond market, in general, delivered strong results for the six-month period ended November 30, 2004. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, delivered total returns which account for changes to price and yield of 4.30% for the semiannual period ended November 30, 2004.1 The broad bond market, as measured by the Lehman Brothers Aggregate Bond Index, delivered total returns of 3.82% for the same period.2

1 The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

2 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.

Index returns assume reinvestment of all distributions and unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Municipal bond new issue supply was lower for the 11-month (calendar year-to-date) period ended November 30, 2004, versus the same period in 2003. Because of concerns about rising interest rates, municipal bond demand was low among mutual fund investors. However, overall demand was boosted as a result of strong demand from institutional investors, such as insurance companies. Supply and demand factors are important because they are one way a bond's price can be driven higher or lower. High demand or low supply can cause a bond's price to rise, while lessened demand or a flood of supply can cause a bond's price to decline. A bond's yield moves in the opposite direction of its price.

During the period, the Federal Reserve Board (the Fed) increased the federal funds rate, the benchmark for market interest rates, to 2.00% in four increments of 0.25%. However, slowing economic growth and rising oil prices helped keep yields in the bond market from rising as much as investors anticipated and caused yields to decline in many maturities. (A rise in interest rates causes the price of a bond in the market to fall. When new bonds become available at new, higher yields — and lower prices — investors have less of an incentive to buy older bonds, which are then more expensive. Therefore, for current bonds holders, an environment in which rates and yields are lower or stable is more beneficial for the bond holdings.)

Overall, the municipal bond yield curve flattened during the period.3 Municipal bond yields with maturities of one and two years rose, while those with longer maturities, especially 15-year and 20-year bonds, declined. A flattening curve means that the difference in yields between longer-term and shorter-term maturities is decreasing, and investors have less incentive to tie their money up in longer-maturity bonds, which can be more sensitive to interest rate changes. The fund's portfolio managers track the movements of the yield curve and position the fund's investments based upon their expectations for future yield curve fluctuations, while also working to keep the fund's duration similar to that of its benchmark, the Lehman Brothers 7-Year Municipal Bond Index.4 (See the graph on the following page for municipal bond yield changes from the beginning to the end of the period.)

3 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as "steep," this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.

4 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a 100-basis-point (one single percentage point) change in market interest rate levels. A duration of 1.25, for example, means that the price of a bond or bond portfolio should rise by approximately 1.25% for a one-percentage-point drop in interest rates, and that it should fall by 1.25% for a one-percentage-point rise in interest rates.

AAA Municipal bond yield curve (as of 5/31/04 and 11/30/04)

Source: Municipal Market Data

This chart is not intended to represent the yield of any Scudder fund.

Q:  How did Scudder Intermediate Tax/AMT Free Fund perform for the six-month period ended November 30, 2004?

A:  Scudder Intermediate Tax/AMT Free Fund posted strong absolute results in the period, outpacing its average Lipper peer. The fund's Class A shares delivered a total return of 2.92%. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results.) The fund outperformed its average peer in the Lipper Intermediate Municipal Debt Funds category, which gained 2.86%.5 The unmanaged Lehman Brothers Municipal Bond Index returned 4.30%. The Lehman Brothers 7-Year Municipal Bond Index returned 3.49%.6 (Please see pages 3 through 8 for the performance of other share classes and more complete performance information.)

Q:  How was the fund positioned, and how did this positioning contribute to its performance for the semiannual period ended November 30, 2004?

A:  We had anticipated a flattening of the municipal bond yield curve and positioned the fund's investments to take advantage of that change. As a result, the fund's returns were boosted when that shift occurred during the period. During the period, our California bond holdings were positive contributors, as their spreads tightened.7

5 The Lipper Intermediate Municipal Debt Funds category includes funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.

6 The Lehman Brothers 7-Year Municipal Bond Index is a total return subset of the Lehman Brothers Municipal Bond Index. It includes maturities of 6 to 8 years. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

7 The yield spread is the difference between the yield of a municipal bond security and the yield of an AAA-rated municipal credit. A large spread indicates that investors require yields substantially above those of Treasuries in order to invest in high-yield bonds. This is generally indicative of a higher-risk environment. A smaller spread generally indicates a more positive environment, since investors are less concerned about risk and therefore willing to accept lower yields. A drop in the yield spread is a positive.

We also added somewhat to bonds with maturities of 11 years and 12 years. However, because we did not hold a great deal of 20-year bonds — an area of the yield curve which outperformed most others — our returns were held back somewhat.

Overall, we believe municipal bond valuations relative to Treasuries and agencies remain attractive.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary November 30, 2004

Portfolio Composition	11/30/04	5/31/04

Revenue Bonds	44%	43%
General Obligation Bonds	35%	42%
US Government Secured	17%	12%
Lease Revenue	4%	3%
	100%	100%
Quality	11/30/04	5/31/04

AAA	76%	78%
AA	13%	13%
A	7%	7%
BBB	3%	2%
BB	1%	—
	100%	100%
Effective Maturity	11/30/04	5/31/04

Less than 1 year	3%	5%
1 < 5 years	26%	26%
5 < 10 years	64%	59%
10 < 15 years	7%	10%
	100%	100%

Weighted average effective maturity: 6.4 years and 6.3 years, respectively.

Top Five State Allocations (% of Total Investment Portfolio)	11/30/04	5/31/04

Texas	14%	13%
California	13%	10%
New York	10%	10%
Illinois	7%	9%
Michigan	7%	7%

Portfolio composition, quality, effective maturity and top five state allocations are subject to change.

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the fund's investment portfolio, see page 17. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of November 30, 2004 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 98.9%
Alaska 2.3%
Anchorage, AK, State General Obligation, Series A, 5.5%, 6/1/2017 (b)	3,035,000	3,446,425
North Slope Borough, AK, Other General Obligation, Series A, Zero Coupon, 6/30/2006 (b)	11,150,000	10,726,634
		14,173,059
Arizona 3.9%
Arizona, School District General Obligation, School Facilities Board Revenue:
Series B, 5.25%, 9/1/2017 (b)	2,500,000	2,716,200
5.5%, 7/1/2014	4,000,000	4,460,600
Arizona, School Facilities Board Revenue, State School Trust, Series A, 5.75%, 7/1/2015 (b)	3,500,000	4,021,185
Arizona, Water & Sewer Revenue, Water Quality, Series A, 5.375%, 10/1/2015	2,500,000	2,815,850
Maricopa County, AZ, School District General Obligation, Unified School District No. 41, Gilbert School:
Zero Coupon, 1/1/2006 (b)	2,925,000	2,855,707
Zero Coupon, 7/1/2006 (b)	7,605,000	7,328,330
		24,197,872
California 12.4%
California, Department Water Resources Power Supply Revenue, Series A, 5.5%, 5/1/2015 (b)	10,000,000	11,155,100
California, Electric Revenue, Central Valley Financing Authority, Cogeneration Project, Carson Ice-General Project, 6.0%, 7/1/2009	105,000	108,308
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	7,000,000	7,877,730
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014 (b)	6,825,000	7,671,982
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	7,177,826
California, Infrastructure & Economic Development Bank Revenue, Workers Compensation Relief Fund, Series A, 5.0%, 10/1/2015 (b)	3,000,000	3,255,000
California, State Economic Recovery, Series C-6, 1.63%*, 7/1/2023, Citibank NA (c)	500,000	500,000
California, State General Obligation:
5.0%, 10/1/2016	3,000,000	3,178,200
5.25%, 2/1/2018	5,000,000	5,383,550
California, Water & Sewer Revenue, Series Y, 5.25%, 12/1/2016 (b)	3,000,000	3,294,120
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency, Series A, ETM, Step-up Coupon, 0% to 1/1/2005, 7.05% to 1/1/2009	7,275,000	8,371,415
Long Beach, CA, Sales & Special Tax Revenue, Project Revenue, Aquarium of the Pacific Project, Series A, ETM, 5.75%, 7/1/2005	480,000	490,526
Los Angeles, CA, School District General Obligation, 5.5%, 7/1/2015 (b)	4,000,000	4,486,280
Saddleback Valley, CA, Unified School District, General Obligation, 5.0%, 8/1/2023 (b)	5,460,000	5,708,867
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012 (b)	825,000	622,331
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016 (b)	6,260,000	6,892,010
		76,173,245
Colorado 1.0%
Arapahoe County, CO, Transportation/Toll Revenue, Capital Improvement Trust Fund, Series E-470, Prerefunded, 6.9%, 8/31/2015	300,000	319,701
Colorado, Transportation/Tolls Revenue, Regional Transportation District Sales Tax, Series B, 5.5%, 11/1/2016 (b)	5,000,000	5,576,800
		5,896,501
Connecticut 1.1%
Connecticut, Hospital & Healthcare Revenue, Windham Community Memorial Hospital, Series C, 5.75%, 7/1/2011	2,300,000	2,233,116
Connecticut, State General Obligation, Series A, 5.375%, 4/15/2016	4,000,000	4,368,120
		6,601,236
Delaware 0.1%
Delaware, University of Delaware Revenue, Series B, 1.65%*, 11/1/2034	400,000	400,000
District of Columbia 2.3%
District of Columbia, Core City, General Obligation:
Series B-1, 5.3%, 6/1/2005 (b)	6,000,000	6,094,920
Series A, 5.875%, 6/1/2005 (b)	1,040,000	1,059,427
District of Columbia, General Obligation, Series A, ETM, 5.875%, 6/1/2005 (b)	2,610,000	2,660,608
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013 (b)	3,630,000	4,243,724
		14,058,679
Florida 1.3%
Alachua County, FL, Health Facilities Authority, Health Facilities Revenue, Shands Teaching Hospital, Series A, 1.69%*, 12/1/2032, SunTrust Bank (c)	450,000	450,000
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, 5.75%, 5/1/2021 (b)	4,500,000	5,131,440
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Series A, 1.69%*, 8/15/2033, Bank of America NA (c)	2,700,000	2,700,000
		8,281,440
Georgia 3.8%
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (b)	1,000,000	1,099,450
Forsyth County, GA, School District General Obligation, 6.0%, 2/1/2014	1,000,000	1,156,530
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016 (b)	8,500,000	9,285,570
Georgia, State, General Obligation, 6.75%, 9/1/2010	5,370,000	6,372,740
Georgia, State, General Obligation, Higher Education Revenue, Series D, 5.75%, 10/1/2013	5,000,000	5,697,900
		23,612,190
Hawaii 1.2%
Hawaii, State General Obligation, Series CI, 4.75%, 11/1/2008	7,050,000	7,577,975
Illinois 7.2%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, Step-up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016 (b)	1,100,000	885,071
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014 (b)	11,570,000	7,849,319
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (b)	5,000,000	3,835,150
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue, Zero Coupon, 5/15/2006	8,500,000	8,062,080
Illinois, State General Obligation:
Series First, Prerefunded, 5.75%, 6/1/2011 (b)	3,000,000	3,398,070
Series First, Prerefunded, 6.0%, 1/1/2012 (b)	3,305,000	3,760,198
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013 (b)	2,200,000	2,476,958
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013 (b)	3,865,000	2,658,502
Series A, Zero Coupon, 12/1/2014 (b)	4,000,000	2,606,440
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015 (b)	3,860,000	4,379,286
Series A, 5.5%, 4/1/2016 (b)	3,580,000	4,060,149
		43,971,223
Indiana 2.2%
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	3,000,000	3,420,000
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	8,000,000	9,584,480
Purdue University, IN, Student Loans Revenue, Student Fee Service, Series B, Prerefunded, 6.7%, 7/1/2015	250,000	258,503
		13,262,983
Iowa 0.4%
Iowa, Hospital & Healthcare Revenue, Finance Authority, 6.5%, 2/15/2007	2,000,000	2,150,160
Kansas 0.4%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014 (b)	2,220,000	2,494,037
Kentucky 0.4%
Kentucky, State Revenue Lease, State Property and Buildings Commission Revenue, Project No.68, Prerefunded, 5.75%, 10/1/2012	2,000,000	2,276,860
Louisiana 0.8%
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 7.95%, 12/1/2013 (b)	2,815,000	3,701,697
Orleans, LA, Sales & Special Tax Revenue, Levee, District Improvement Project, 5.95%, 11/1/2014 (b)	1,360,000	1,450,997
		5,152,694
Maryland 0.9%
Maryland, State General Obligation, Series A, 5.5%, 3/1/2017	4,765,000	5,499,239
Massachusetts 1.9%
Massachusetts, Bay Transportation Authority Revenue, Series A, Unrefunded, 5.75%, 7/1/2015	85,000	94,922
Massachusetts, Bay Transportation Authority, Mass Revenue, Prerefunded, Series A, 5.75%, 7/1/2015	915,000	1,033,712
Massachusetts, State General Obligation:
Series D, 5.5%, 11/1/2015 (b)	1,000,000	1,133,990
Series B, 5.75%, 6/1/2009	8,340,000	9,310,859
Series C, Prerefunded, 5.75%, 10/1/2015	250,000	282,050
Massachusetts, Water & Sewer Revenue, Pollution Control Revenue, Water Pollution Abatement Trust, Series A, 6.2%, 2/1/2010	10,000	10,234
		11,865,767
Michigan 6.5%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016 (b)	5,000,000	3,038,350
Detroit, MI, Core City General Obligation:
Series B, 5.875%, 4/1/2013 (b)	2,410,000	2,717,588
Series B, 5.875%, 4/1/2014 (b)	2,555,000	2,881,095
Detroit, MI, General Obligation, Series A, Prerefunded, 6.7%, 4/1/2010	300,000	307,734
Detroit, MI, State General Obligation, Series A-1, 5.375%, 4/1/2016 (b)	2,000,000	2,197,440
Hartland, MI, School District General Obligation, 5.375%, 5/1/2014	3,295,000	3,644,369
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	190,000	198,727
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Mercy Mt. Clemens, Series A, 6.0%, 5/15/2014 (b)	3,000,000	3,357,960
Michigan, Sales & Special Tax Revenue, State Trunk Line, Series A, 5.5%, 11/1/2014 (b)	3,000,000	3,386,430
Michigan, State Agency Revenue Lease, Municipal Bond Authority, Series A, Zero Coupon, 6/15/2006 (b)	4,750,000	4,582,467
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,377,754
Romulus Township, MI, School District, Series II, Prerefunded, Zero Coupon, 5/1/2022 (b)	12,400,000	4,267,460
Walled Lake, MI, School District General Obligation, 5.75%, 5/1/2013	2,000,000	2,234,440
		40,191,814
Mississippi 0.5%
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015 (b)	2,845,000	3,171,065
Missouri 1.3%
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,670,528
Missouri, Hospital & Healthcare Revenue, Lake Of The Ozarks General Hospital, 6.0%, 2/15/2006	205,000	211,763
Missouri, Water & Sewer Revenue, State Revolving Funds Project, Series C, 5.375%, 7/1/2015	3,495,000	3,966,091
		7,848,382
Nebraska 0.3%
Omaha, NE, School District General Obligation, Series A, 6.5%, 12/1/2013	1,500,000	1,835,205
Nevada 1.3%
Clark County, NV, School District General Obligation, Building and Renovation, Series B, 6.5%, 6/15/2007 (b)	7,000,000	7,698,390
New Hampshire 0.2%
New Hampshire, Senior Care Revenue, Higher Educational and Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	1,300,000	1,330,888
New Jersey 2.0%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.0%, 6/15/2013 (b)	3,500,000	3,795,610
5.375%, 6/15/2014	1,595,000	1,699,074
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund:
Series B, 6.5%, 6/15/2011 (b)	85,000	100,989
Series B, 6.5%, 6/15/2011 (b)	140,000	165,136
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants:
Series B, 5.75%, 9/15/2013 (b)	2,760,000	3,140,190
Series B, 6.0%, 9/15/2015 (b)	500,000	575,160
New Jersey, Transportation/Tolls Revenue, State Highway Authority, Garden State Parkway, 5.5%, 1/1/2014 (b)	2,630,000	3,002,197
		12,478,356
New York 9.9%
New York, Higher Education Revenue, University Adult Facilities, Series B, 5.75%, 5/15/2013 (b)	1,400,000	1,601,726
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2014 (b)	5,000,000	5,707,650
New York, Sales & Special Tax Revenue, Thruway Authority, Series A, 5.5%, 3/15/2015	3,365,000	3,700,289
New York, State Agency General Obligation Lease, Urban Development Corporation, Onondaga County Convention Center, 6.0%, 1/1/2005	1,535,000	1,540,065
New York, State General Obligation Lease, Metropolitan Transportation Authority, Transit Facilities Revenue, Series O, ETM, 5.75%, 7/1/2007	1,975,000	2,146,371
New York, Transportation/Tolls Revenue, Thruway Authority Service Contract, Local Highway and Bridge Project, 5.5%, 4/1/2011 (b)	2,500,000	2,794,850
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 1.65%*, 5/1/2028	500,000	500,000
New York, NY, Core City General Obligation:
Series B, 5.75%, 8/1/2015	5,000,000	5,536,150
Series I, 6.25%, 4/15/2006	1,000,000	1,051,080
Series G, 6.75%, 2/1/2009	5,000,000	5,717,000
Series B, 7.25%, 8/15/2007	2,900,000	3,242,229
New York, NY, General Obligation:
Series J, 5.25%, 5/15/2015 (b)	4,000,000	4,412,000
Series A, 5.5%, 8/1/2014	6,670,000	7,397,497
Series D, 6.5%, 2/15/2005	675,000	681,068
New York, NY, Prerefunded, 6.5%, 2/15/2005	640,000	646,042
New York, NY, State Agency General Obligation Lease, Tobacco Settlement Funding Corp., Series A-1, 5.5%, 6/1/2018	10,000,000	10,974,200
Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	3,080,000	3,357,754
		61,005,971
North Carolina 1.1%
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,069,560
North Carolina, Electric Revenue, Power Agency No.1 Catawba Electric, 7.25%, 1/1/2007 (b)	5,000,000	5,487,500
		6,557,060
Ohio 1.0%
Franklin County, OH, Hospital & Healthcare Revenue, Ohio Presbyterian Services:
5.15%, 7/1/2007	1,000,000	1,032,050
5.4%, 7/1/2010	750,000	778,485
Ohio, Higher Education Revenue, University of Findlay Project, 5.75%, 9/1/2007	375,000	389,183
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (b)	1,140,000	1,274,554
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015 (b)	2,280,000	2,605,652
		6,079,924
Oklahoma 0.0%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority, 5.75%, 8/15/2006	105,000	108,512
Oregon 2.3%
Multnomah County, OR, School District General Obligation, Series E, 5.625%, 6/15/2013	1,645,000	1,846,545
Oregon, Department Transportation Highway, User Tax Revenue, Series A, 5.25%, 11/15/2015	3,000,000	3,345,960
Oregon, Sales & Special Tax Revenue, Department Administrative Services, Lottery Revenue, Series B, 5.75%, 4/1/2013 (b)	4,000,000	4,506,080
Washington & Clackamas Counties, OR, School District General Obligation, 5.375%, 6/15/2017 (b)	4,000,000	4,394,560
		14,093,145
Pennsylvania 3.5%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%, 12/1/2015 (b)	3,370,000	3,729,849
Delaware County, PA, County General Obligation, 5.125%, 10/1/2014	4,200,000	4,554,522
Pennsylvania, Higher Education Revenue, Higher Educational Facilities Authority, Ursinus College Project, 5.5%, 1/1/2007	265,000	282,031
Pennsylvania, State General Obligation, Series First, 6.0%, 1/15/2013	5,500,000	6,310,425
Philadelphia, PA, School District General Obligation:
Series C, 5.75%, 3/1/2011 (b)	500,000	564,575
Series C, 5.875%, 3/1/2013 (b)	1,000,000	1,134,910
Pittsburgh, PA, School District General Obligation, 5.25%, 9/1/2009 (b)	2,000,000	2,200,180
Scranton and Lackawanna, PA, Hospital & Healthcare Revenue, Health and Welfare Authority, Community Medical Center Project, 5.5%, 7/1/2008 (b)	2,725,000	2,977,226
		21,753,718
Puerto Rico 0.5%
Puerto Rico, Public Finance Corp., Commonwealth Tax, Series A, 5.75%**, 8/1/2027, Government Development Bank for Puerto Rico (c)	2,550,000	2,835,855
South Carolina 1.4%
South Carolina, Water & Sewer Revenue, Grand Strand Water and Sewer Authority:
5.375%, 6/1/2015 (b)	3,705,000	4,095,581
5.375%, 6/1/2016 (b)	3,900,000	4,301,193
		8,396,774
Tennessee 2.5%
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013 (b)	3,305,000	3,730,023
Memphis and Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, 5.5%, 11/1/2015 (b)	3,545,000	3,963,452
Nashville and Davidson Counties, TN, Electric Revenue, Series B, 5.5%, 5/15/2014	3,535,000	4,027,956
Nashville and Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013 (b)	3,310,000	3,691,345
		15,412,776
Texas 13.6%
Austin, TX, Electric Revenue, Zero Coupon, 11/15/2009 (b)	5,775,000	4,888,364
Austin, TX, Water & Sewer Revenue, 5.75%, 5/15/2014 (b)	2,800,000	3,130,120
Brownsville, TX, Electric Revenue, 6.25%, 9/1/2014 (b)	6,500,000	7,743,385
Denison, TX, Hospital & Healthcare Revenue, Texoma Medical Center, Inc. Project, 6.125%, 8/15/2012	1,000,000	1,031,380
Harris County, TX, General Obligation, Series A, Zero Coupon, 8/15/2006 (b)	3,915,000	3,753,624
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015 (b)	8,250,000	9,190,500
Series B, Prerefunded, 5.75%, 12/1/2016 (b)	1,000,000	1,156,240
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013 (b)	2,500,000	2,947,750
North East, TX, School District, General Obligation, 6.0%, 2/1/2015	4,575,000	5,210,559
Northside, TX, Independent School District, General Obligation, 5.0%, 2/15/2015	2,160,000	2,336,126
Plano, TX, School District, General Obligation, 5.25%, 2/15/2014	4,625,000	5,072,330
Texas, Electric Revenue, Lower Colorado River Authority, Series A, 5.875%, 5/15/2014 (b)	2,500,000	2,803,125
Texas, Electric Revenue, Texas Electric Co. Project, Series A, 5.5%**, 5/1/2022	1,750,000	1,883,683
Texas, Municipal Power Agency:
ETM, Zero Coupon, 9/1/2007 (b)	542,000	503,561
ETM, Zero Coupon, 9/1/2007 (b)	7,843,000	7,274,932
Zero Coupon, 9/1/2014 (b)	35,000	23,069
Zero Coupon, 9/1/2014 (b)	1,765,000	1,161,035
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (b)	3,710,000	4,080,369
Texas, Water & Sewer Revenue, State Revenue Revolving Funds Project:
Series A, 5.625%, 7/15/2013	2,290,000	2,551,632
Series A, 5.75%, 7/15/2013	3,000,000	3,336,810
Series B, 5.75%, 7/15/2014	3,555,000	3,954,120
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit:
Series A, 5.75%, 11/15/2007 (b)	2,000,000	2,177,940
Series A, 5.75%, 11/15/2010 (b)	1,000,000	1,117,030
Series A, 6.25%, 11/15/2013 (b)	5,000,000	5,782,800
Waxahachie, TX, Independent School District, ETM, Zero Coupon, 8/15/2009	150,000	128,517
Waxahachie, TX, School District General Obligation, Independent School District, Zero Coupon, 8/15/2009	250,000	213,463
		83,452,464
Utah 1.4%
Utah, Electric Revenue, Intermountain Power Agency:
Series B, ETM, 6.25%, 7/1/2006 (b)	5,060,000	5,377,212
Series B, 6.25%, 7/1/2006 (b)	2,940,000	3,117,664
		8,494,876
Virgin Islands 0.3%
Virgin Islands, Electric Revenue, Water and Power Authority, 5.25%, 7/1/2009	2,000,000	2,125,200
Washington 2.4%
Douglas County, WA, School District General Obligation, School District No.206, Eastmont, 5.75%, 12/1/2013 (b)	2,000,000	2,258,460
King and Snohomish Counties, WA, County General Obligation, 5.75%, 12/1/2015 (b)	8,000,000	9,093,920
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2:
Series A, 5.8%, 7/1/2007	2,120,000	2,295,812
Series A, 6.3%, 7/1/2012	1,000,000	1,176,720
		14,824,912
West Virginia 0.5%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (b)	2,940,000	3,284,833
Wisconsin 2.8%
Wisconsin, Hospital & Healthcare Revenue, Mercy Health System Corp.:
6.0%, 8/15/2005 (b)	1,400,000	1,438,332
6.125%, 8/15/2006 (b)	1,480,000	1,572,692
6.25%, 8/15/2007 (b)	1,000,000	1,095,660
Wisconsin, State General Obligation:
Series C, 5.25%, 5/1/2016 (b)	7,705,000	8,392,055
Series D, Prerefunded, 5.75%, 5/1/2015,	4,000,000	4,572,080
		17,070,819
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $570,799,962) (a)	98.9	607,696,099
Other Assets and Liabilities, Net	1.1	6,639,137
Net Assets	100.0	614,335,236

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of November 30, 2004.

** Floating rate notes are securities whose yield vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of November 30, 2004.

(a) The cost for federal income tax purposes was $569,732,664. At November 30, 2004, net unrealized appreciation for all securities based on tax cost was $37,963,435. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $38,114,057 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $150,622.

(b) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	13.8
FGIC	Financial Guaranty Insurance Company	13.7
FSA	Financial Security Assurance	13.3
MBIA	Municipal Bond Investors Assurance	18.2

(c) Security incorporates a letter of credit from a major bank.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow by a Trustee and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At November 30, 2004, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation (US$)
3/3/2005 3/3/2010	37,500,000+	Fixed — 4.067%	Floating — LIBOR	311,250

Counterparty:

+ Citibank N.A.

LIBOR: Represents the London InterBank Offered Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2004 (Unaudited)
Assets
Investments in securities, at value (cost $570,799,962)	$ 607,696,099
Receivable for investments sold	5,267,700
Interest receivable	7,747,487
Receivable for Fund shares sold	523,279
Net unrealized appreciation on interest rate swaps	311,250
Other assets	16,121
Total assets	621,561,936
Liabilities
Due to custodian bank	185,892
Payable for when-issued and forward delivery securities	5,238,700
Dividends payable	513,246
Payable for Fund shares redeemed	458,277
Accrued management fee	291,761
Other accrued expenses and payables	538,824
Total liabilities	7,226,700
Net assets, at value	$ 614,335,236
Net Assets
Net assets consist of: Undistributed net investment income	204,206
Net unrealized appreciation (depreciation) on: Investments	36,896,137
Interest rate swaps	311,250
Accumulated net realized gain (loss)	268,557
Paid-in capital	576,655,086
Net assets, at value	$ 614,335,236

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2004 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($94,940,747 ÷ 8,342,070 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.38
Maximum offering price per share (100 ÷ 97.25 of $11.38)	$ 11.70

Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($8,676,956 ÷ 761,914 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 11.39

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($13,805,022 ÷ 1,213,438 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 11.38
Class AARP Net Asset Value, offering and redemption price per share ($7,913,569 ÷ 694,762 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.39
Class S Net Asset Value, offering and redemption price per share ($488,998,942 ÷ 42,949,155 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.39

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2004 (Unaudited)
Investment Income
Income: Interest	$ 14,147,538
Expenses: Management fee	1,651,351
Services to shareholders	358,214
Custodian and accounting fees	110,015
Distribution service fees	231,771
Auditing	41,907
Legal	13,725
Trustees' fees and expenses	9,620
Reports to shareholders	18,990
Registration fees	52,155
Other	10,970
Total expenses, before expense reductions	2,498,718
Expense reductions	(32,379)
Total expenses, after expense reductions	2,466,339
Net investment income	11,681,199
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	877,480
Futures	(1,290,867)
Interest rate swaps	159,000
(254,387)
Net unrealized appreciation (depreciation) during the period on: Investments	6,664,220
Futures	(50,602)
Interest rate swap	311,250
6,924,868
Net gain (loss) on investment transactions	6,670,481
Net increase (decrease) in net assets resulting from operations	$ 18,351,680

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2004 (Unaudited)	Year Ended May 31, 2004
Operations: Net investment income	$ 11,681,199	$ 25,476,857
Net realized gain (loss) on investment transactions	(254,387)	(208,580)
Net unrealized appreciation (depreciation) on investment transactions during the period	6,924,868	(30,779,662)
Net increase (decrease) in net assets resulting from operations	18,351,680	(5,511,385)
Distributions to shareholders from: Net investment income: Class A	(1,657,197)	(3,171,834)
Class B	(130,137)	(302,311)
Class C	(206,302)	(385,203)
Class AARP	(148,665)	(271,933)
Class S	(9,488,312)	(20,978,073)
Net realized gains: Class A	—	(22,067)
Class B	—	(2,638)
Class C	—	(3,331)
Class AARP	—	(1,754)
Class S	—	(137,480)
Fund share transactions: Proceeds from shares sold	43,586,262	121,226,283
Reinvestment of distributions	7,030,252	15,232,625
Cost of shares redeemed	(55,741,597)	(147,694,755)
Net increase (decrease) in net assets from Fund share transactions	(5,125,083)	(11,235,847)
Increase (decrease) in net assets	1,595,984	(42,023,856)
Net assets at beginning of period	612,739,252	654,763,108
Net assets at end of period (including undistributed net investment income of $204,206 and $153,620, respectively)	$ 614,335,236	$ 612,739,252

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended May 31,	2004[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.26	$ 11.81	$ 11.34	$ 11.26
Income from investment operations: Net investment income	.21	.43	.45	.46
Net realized and unrealized gain (loss) on investment transactions	.12	(.55)	.52	.08
Total from investment operations	.33	(.12)	.97	.54
Less distributions from: Net investment income	(.21)	(.43)	(.45)	(.46)
Net realized gains on investment transactions	—	(.00)[c]	(.05)	—
Total distributions	(.21)	(.43)	(.50)	(.46)
Net asset value, end of period	$ 11.38	$ 11.26	$ 11.81	$ 11.34
Total Return (%)[d]	2.92**	(1.02)[e]	8.78	4.83**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	95	87	70	30
Ratio of expenses before expense reductions (%)	.92*	.96	.93	.92*
Ratio of expenses after expense reductions (%)	.92*	.94	.93	.92*
Ratio of net investment income (%)	3.64*	3.71	3.96	4.19*
Portfolio turnover rate (%)	51*	21	13	18

[a] For the six months ended November 30, 2004 (Unaudited).

[b] For the period from June 11, 2001 (commencement of operations of Class A shares) to May 31, 2002.

[c] Amount is less than $.005.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class B
Years Ended May 31,	2004[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.26	$ 11.81	$ 11.35	$ 11.26
Income from investment operations: Net investment income	.17	.34	.36	.37
Net realized and unrealized gain (loss) on investment transactions	.12	(.55)	.51	.09
Total from investment operations	.29	(.21)	.87	.46
Less distributions from: Net investment income	(.16)	(.34)	(.36)	(.37)
Net realized gains on investment transactions	—	(.00)[c]	(.05)	—
Total distributions	(.16)	(.34)	(.41)	(.37)
Net asset value, end of period	$ 11.39	$ 11.26	$ 11.81	$ 11.35
Total Return (%)[d]	2.61**	(1.80)[e]	7.88	4.02**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	9	11	6
Ratio of expenses before expense reductions (%)	1.65*	1.76	1.75	1.74*
Ratio of expenses after expense reductions (%)	1.65*	1.73	1.75	1.74*
Ratio of net investment income (%)	2.91*	2.92	3.14	3.37*
Portfolio turnover rate (%)	51*	21	13	18

[a] For the six months ended November 30, 2004 (Unaudited).

[b] For the period from June 11, 2001 (commencement of operations of Class B shares) to May 31, 2002.

[c] Amount is less than $.005.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class C
Years Ended May 31,	2004[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.25	$ 11.80	$ 11.34	$ 11.26
Income from investment operations: Net investment income	.16	.34	.36	.37
Net realized and unrealized gain (loss) on investment transactions	.13	(.55)	.51	.08
Total from investment operations	.29	(.21)	.87	.45
Less distributions from: Net investment income	(.16)	(.34)	(.36)	(.37)
Net realized gains on investment transactions	—	(.00)[c]	(.05)	—
Total distributions	(.16)	(.34)	(.41)	(.37)
Net asset value, end of period	$ 11.38	$ 11.25	$ 11.80	$ 11.34
Total Return (%)[d]	2.62**	(1.76)[e]	7.82	4.06**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	14	11	4
Ratio of expenses before expense reductions (%)	1.68*	1.73	1.72	1.72*
Ratio of expenses after expense reductions (%)	1.68*	1.70	1.72	1.72*
Ratio of net investment income (%)	2.88*	2.95	3.17	3.39*
Portfolio turnover rate (%)	51*	21	13	18

[a] For the six months ended November 30, 2004 (Unaudited).

[b] For the period from June 11, 2001 (commencement of operations of Class C shares) to May 31, 2002.

[c] Amount is less than $.005.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class AARP
Years Ended May 31,	2004[a]	2004	2003	2002[b]	2001[c]
Selected Per Share Data
Net asset value, beginning of period	$ 11.27	$ 11.82	$ 11.35	$ 11.22	$ 10.93
Income from investment operations: Net investment income	.22	.46	.48	.50	.34
Net realized and unrealized gain (loss) on investment transactions	.12	(.55)	.52	.13	.29
Total from investment operations	.34	(.09)	1.00	.63	.63
Less distributions from: Net investment income	(.22)	(.46)	(.48)	(.50)	(.34)
Net realized gains on investment transactions	—	(.00)[d]	(.05)	—	—
Total distributions	(.22)	(.46)	(.53)	(.50)	(.34)
Net asset value, end of period	$ 11.39	$ 11.27	$ 11.82	$ 11.35	$ 11.22
Total Return (%)	3.01[e]**	(.76)[e]	9.03	5.71	5.84**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	8	6	3	1
Ratio of expenses before expense reductions (%)	.76*	.70	.69	.68	.73*
Ratio of expenses after expense reductions (%)	.74*	.70	.69	.68	.73*
Ratio of net investment income (%)	3.82*	3.95	4.20	4.42	4.64*
Portfolio turnover rate (%)	51*	21	13	18	21

[a] For the six months ended November 30, 2004 (Unaudited).

[b] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.003, decrease net realized and unrealized gain (loss) per share by $.003, and increase the ratio of net investment income to average net assets from 4.39% to 4.42%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

[c] For the period from October 2, 2000 (commencement of operations of Class AARP shares) to May 31, 2001.

[d] Amount is less than $.005.

[e] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class S
Years Ended May 31,	2004[a]	2004	2003	2002[b]	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 11.26	$ 11.81	$ 11.35	$ 11.22	$ 10.68	$ 11.26
Income from investment operations:
Net investment income	.22	.46	.48	.50	.52	.52
Net realized and unrealized gain (loss) on investment transactions	.13	(.55)	.51	.13	.54	(.54)
Total from investment operations	.35	(.09)	.99	.63	1.06	(.02)
Less distributions from:
Net investment income	(.22)	(.46)	(.48)	(.50)	(.52)	(.52)
Net realized gains on investment transactions	—	(.00)[c]	(.05)	—	—	(.04)
Total distributions	(.22)	(.46)	(.53)	(.50)	(.52)	(.56)
Net asset value, end of period	$ 11.39	$ 11.26	$ 11.81	$ 11.35	$ 11.22	$ 10.68
Total Return (%)	3.10[e]**	(.78)[e]	8.92	5.74	10.07	(.20)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	489	495	556	578	591	522
Ratio of expenses before expense reductions (%)	.74*	.70	.69	.68	.73	.74[d]
Ratio of expenses after expense reductions (%)	.73*	.69	.69	.68	.73	.73[d]
Ratio of net investment income (%)	3.83*	3.95	4.20	4.42	4.67	4.77
Portfolio turnover rate (%)	51*	21	13	18	21	21

[a] For the six months ended November 30, 2004 (Unaudited).

[b] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.003, decrease net realized and unrealized gain (loss) per share by $.003, and increase the ratio of net investment income to average net assets from 4.39% to 4.42%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

[c] Amount is less than $.005.

[d] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .72% and .72%, respectively.

[e] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Intermediate Tax/AMT Free Fund (the "Fund") is a diversified series of Scudder Tax-Free Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP are designed for members of AARP. Class AARP and S shares are not subject to initial or contingent deferred sales charges. After December 31, 2004, Class S shares will no longer be available to new investors except under certain circumstances. For a complete list of investors that may continue to purchase Class S shares after December 31, 2004, please refer to the Fund's Statement of Additional Information.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value, as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency, or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Swap Agreements. The Fund may enter into interest rate swap transactions to reduce the interest rate risk inherent in the Fund's underlying investments. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation. The payment obligations would be based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by the counterparty and the change in value is recorded as unrealized appreciation or depreciation.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2004, the Fund incurred approximately $674,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2005.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended November 30, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $167,228,473 and $156,060,024, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.55% of the first $250,000,000 of the Fund's average daily net assets, 0.52% on the next $750,000,000 of such net assets, 0.49% on the next $1,500,000,000 of such net assets, 0.47% on the next $2,500,000,000 of such net assets, 0.45% on the next $2,500,000,000 of such net assets, 0.43% on the next $2,500,000,000 of such net assets, 0.41% on the next $2,500,000,000 of such net assets and 0.40% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended November 30, 2004, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.53% of the Fund's average daily net assets.

Effective, October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and/or administrative fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.80% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustees and trustee counsel fees). In addition, for the period April 1, 2004 through September 30, 2005, the Advisor contractually agreed to maintain the operating expenses of each class at 0.729%, 0.676%, 0.676%, 0.729% and 0.729% of average daily net assets for Class A, B, C, AARP and S shares, respectively, (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and trustees and trustee counsel fees).

In addition, for the six months ended November 30, 2004, the Advisor has agreed to reimburse the Fund an additional $1,828, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, shareholder service agent and dividend-paying agent for Class A, B, and C shares of the Fund. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, shareholder service agent and dividend-paying agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement among SISC and SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2004, the amounts charged to the Fund by SISC and SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at November 30, 2004
Class A	$ 15,360	$ —	$ 10,042
Class B	3,824	—	3,658
Class C	3,466	—	2,873
Class AARP	4,942	975	2,822
Class S	100,007	29,302	61,736
	$ 127,599	$ 30,277	$ 81,131

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the six months ended November 30, 2004, the amount charged to the Fund by SFAC for accounting services aggregated $92,756, all of which is unpaid at November 30, 2004.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2004 the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2004
Class B	$ 34,176	$ 5,331
Class C	53,952	8,508
	$ 88,128	$ 13,839

In addition SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2004, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2004	Annualized Effective Rate
Class A	$ 114,267	$ 25,472.25%
Class B	11,392	2,339.25%
Class C	17,984	4,245.25%
	$ 143,643	$ 32,056

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid to SDI in connection with the distribution of Class A shares for the six months ended November 30, 2004 aggregated $5,879.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2004, the CDSC for Class B and C shares aggregated $17,036 and none, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2004 SDI received $146.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% of the first $6 billion of net assets, 0.06% of the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended November 30, 2004, the Fund's custodian fees were reduced by $274 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2004		Year Ended May 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,274,346	$ 14,531,322	3,857,312	$ 44,802,280
Class B	18,365	209,608	151,578	1,746,821
Class C	182,056	2,081,129	727,932	8,452,485
Class AARP	49,238	560,923	343,837	3,965,173
Class S	2,300,111	26,203,280	5,412,960	62,259,524
		$ 43,586,262		$ 121,226,283
Shares issued to shareholders in reinvestment of distributions
Class A	65,548	$ 750,076	119,613	$ 1,376,299
Class B	5,352	61,255	12,565	144,659
Class C	7,444	85,127	18,481	212,626
Class AARP	8,835	101,164	17,017	195,948
Class S	527,053	6,032,630	1,155,580	13,303,093
		$ 7,030,252		$ 15,232,625
Shares redeemed
Class A	(703,340)	$ (8,009,702)	(2,190,277)	$ (25,169,270)
Class B	(100,514)	(1,145,443)	(276,703)	(3,199,204)
Class C	(226,620)	(2,598,181)	(433,085)	(4,967,678)
Class AARP	(39,012)	(444,787)	(214,194)	(2,470,317)
Class S	(3,815,537)	(43,543,484)	(9,731,644)	(111,888,286)
		$ (55,741,597)		$ (147,694,755)
Net increase (decrease)
Class A	636,554	$ 7,271,696	1,786,648	$ 21,009,309
Class B	(76,797)	(874,580)	(112,560)	(1,307,724)
Class C	(37,120)	(431,925)	313,328	3,697,433
Class AARP	19,061	217,300	146,660	1,690,804
Class S	(988,373)	(11,307,574)	(3,163,104)	(36,325,669)
		$ (5,125,083)		$ (11,235,847)

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C
Nasdaq Symbol	SZMAX	SZMBX	SZMCX
CUSIP Number	811236-603	811236-702	811236-801
Fund Number	445	645	745

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites — aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	SMTTX	SCMTX
Fund Number	145	045
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. With respect to accounts that are jointly held, an opt-out request received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence — Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

September 2004

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL
33910.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Intermediate Tax / AMT Free Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Intermediate Tax / AMT Free Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 31, 2005

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 31, 2005